RELATED PARTY TRANSACTIONS - Ship Finance Additional Information (Details) - Ship Finance International Ltd [Member]	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Related Party Transaction [Line Items]
Profit share percentage	33.00%			33.00%
Base rate	0.40%			0.40%
Variable interest rate level	0.10%			0.10%
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	8	8	8	8
Historical cost	$ 272,000,000
Charter contract term	10 years	10 years
Daily time charter rate, period 1	$ 17,600	$ 17,600		$ 17,600
Contractual charter term, period 1	7 years	7 years		7 years
Daily time charter rate, period 2	$ 14,900	$ 14,900		$ 14,900
Contractual charter term, period 2	3 years	6 years		3 years
Daily operating expense rate	$ 7,000			$ 7,000
Adjusted daily time charter rate, period 1	50			50
Adjusted daily time charter rate, period 2	25			$ 25
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000
Charter term extension	3 years	3 years
Daily time charter rate extension	$ 14,900
Dry Bulk Carriers [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management | vessel			14	14
Commercial management fee revenue, rate 2			$ 75
Commercial management fee revenue per day for first seven dry bulk vessels			$ 125
Number of vessels for which management fee is $125 dollars per day | vessel			7	7	12
Number of vessels for which management fee is $75 dollars per day | vessel			7
Commercial management fee revenue per day for managing vessels				$ 125
Container Carriers [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management | vessel			8	9	11
Commercial management fee revenue per day for managing vessels			$ 75	$ 75	$ 65